Label	Element	Value
Carillon Chartwell Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON CHARTWELL SHORT DURATION BOND FUND | 7.1.2022
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon Chartwell Short Duration Bond Fund (“Short Duration Bond” or the “fund”) seeks to maximize current income by investing in high quality short maturity fixed income securities while also preserving capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Short Duration Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The fund is the legal entity successor to the Chartwell Short Duration Bond Fund (the “Predecessor Fund”) pursuant to an anticipated tax‑free reorganization. Pursuant to the anticipated reorganization, the Predecessor Fund will be the accounting survivor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. From the period from the Predecessor Fund’s commencement of operations through December 31, 2021, the Predecessor Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. Other Expenses also include the fees paid to Ultimus Fund Solutions, LLC (“Ultimus”) of administrative services and fund accounting services at the rate of $36,000 for the fund, plus 0.04% of the first $1.5 billion in average daily net assets, 0.03% of the next $1.5 billion in average daily net assets, and 0.02% of the average daily net assets above $3 billion for all Carillon Mutual Funds for which Ultimus provides services. Additional fees may be incurred if Ultimus performs certain other services for the Fund.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for the Class Chartwell shares through July 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds (bonds include any debt instrument). Under normal market conditions, the fund invests at least 75% of its net assets (plus any borrowings for investment purposes) in investment grade short duration debt securities and up to 25% in short duration high yield debt securities. High yield debt securities, also referred to as “junk” bonds, are securities rated below the Baa/BBB categories at the time of purchase or, if unrated, determined to be of comparable credit quality by the fund’s sub‑adviser. Under normal market conditions, the fund sub‑adviser expects to primarily invest in investment grade short duration fixed income securities. The types of debt securities in which the fund primarily invests include, but will not be limited to, U.S. dollar denominated short duration investment grade bonds and high yield corporate bonds. The fund may invest up to 20% of its assets in U.S. dollar denominated securities of issuers based outside of the U.S., including issuers in emerging markets. Under normal circumstances, the Fund will normally target an average portfolio effective duration, as estimated by the Fund’s sub‑adviser, of less than three years. Duration is a measure of the underlying portfolio’s prices sensitivity to changes in prevailing interest rates. The longer a security’s duration, the more sensitive its price will be to changes in interest rates. For example, the approximate percentage decrease in the price of a security with a three-year duration would be 3% in response to a 1% increase in interest rates. The fund sub‑adviser normally expects to focus the fund’s investments to maintain investment grade status and the high yield allocation to maintain a higher credit quality tier of the overall high yield bond market. In pursuing the fund’s investment objective, the fund’s sub‑adviser seeks to identify securities of companies with stable or improving cash flows and proven and established business models in an effort to manage the amount of credit, interest rate, liquidity and other risks, presented by these securities.
The sub‑adviser utilizes a disciplined value, bottom‑up approach to the fixed income market, with emphasis on building the portfolio through individual security selection. The philosophy is implemented by assessing the credit profiles of specific issuers through extensive credit research. The team searches out companies that we believe will experience stable or improving credit profiles. Securities are identified for inclusion through an analysis of historical and relative yield spread relationships. Security characteristics such as credit quality, structure, maturity, and liquidity are also examined. Sector diversification and duration parameters are defined to limit market, sector and credit risk.
The fund will primarily own corporate bonds of U.S. domiciled companies, but can also own government securities, mortgage-backed securities, asset-backed securities, loans, and high yield bonds and corporate bonds of non‑U.S. domiciled companies.
When the sub‑adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the fund’s investment objective, the fund may invest up to 100% of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, exchange-traded fund shares, money market fund shares, commercial paper, repurchase agreements, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations. When the fund takes a temporary defensive position, it may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in securities whose values may increase and decrease in response to the activities of the companies that issued such securities, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) may also increase and decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the fund are subject to the following primary risks. The most significant risks of investing in the fund as of the date of this Prospectus are listed first below, followed by the remaining risks in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.
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Credit risk arises if an issuer or a counterparty, in the case of a derivatives contract, is unable or unwilling, or is perceived as unable or unwilling, to meet its financial obligations or goes bankrupt;

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Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, changes in federal, state or foreign government policies, regional or global economic instability (including terrorism , territorial disputes, and geopolitical risks) and interest, inflation and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent market events risk includes risks arising from current and recent circumstances impacting markets. The impact of the COVID‑19 pandemic has been rapidly evolving, and it has resulted, and may continue to result, in ongoing and repeated disruptions to business operations and supply chains, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, quarantines and stay‑at‑home orders, cancellations, business closures and layoffs, service and event cancellations, reductions and other changes, and changes in consumer demand, as well as general concern and uncertainty about the state of the global economy. Although vaccines, boosters and treatments have been released, they may not be widely available and their efficacy may be impacted by further pandemic developments.
The Board of Governors of the Federal Reserve System (also known as “the Fed”) has taken numerous measures to address the economic impact of the COVID‑19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The effect of these and any future efforts to address the impact of the pandemic may not be known for some time, and it is not known whether and to what extent they will be successful.
Decisions by the Fed regarding interest rate and monetary policy continue to have a significant impact on securities prices as well as the overall strength of the U.S. economy. The Fed has started to decrease and unwind its interventions through quantitative tightening. The Fed also has raised and is expected to continue to raise interest rates in 2022, in part to address an increase in the annual inflation rate in the U.S., which may adversely affect the present value of the Fund’s assets and distributions. The impact of any actions that the Fed may take is uncertain and could have an adverse effect on the Fund. A rise in protectionist trade policies, slowing global economic growth, risks associated with ongoing trade negotiations with China, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and the ratification of a trade agreement between the United Kingdom and the European Union, the possibility of changes to some international trade agreements, and tensions or open conflict between and among nations could affect the economies of many countries, including the United States, in ways that cannot necessarily be foreseen at the present time. Russia’s military invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets.
Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change;
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U.S. government securities and government-sponsored enterprises risk arises because a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by an underlying fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), the Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Banks, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk;

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Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other foreign developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; delays and disruptions in securities settlement procedures; less stringent, or a lack of accounting, auditing, financial reporting and recordkeeping requirements or standards; and significant limitations on investor rights and recourse. The governments of emerging market countries may also be more unstable. There may be less publicly available information about issuers in emerging markets. When investing in emerging markets, the risks of investing in foreign securities are heightened;

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Foreign securities risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity; (4) lack of uniform accounting, auditing and financial reporting standards; (5) increased volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (7) significant limitations on investor rights and recourse; (8) use of unfamiliar corporate organizational structures; (9) unavailable or unreliable public information regarding issuers; and (10) delays in transaction settlement in some foreign markets. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non‑U.S. companies and non‑U.S. persons in foreign jurisdictions. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight;
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High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility, especially when the economy is weak or expected to become weak. Investments in high-yield securities (commonly referred to as “junk bonds”) are inherently speculative and carry a greater risk that the issuer will default on the timely payment of principal and interest. High yield securities carry greater levels of call risk, credit risk and liquidity risk;

•	Inflation is a decline in the purchasing power of money over time and there is a risk that inflation will undermine the performance of an investment;
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Interest rate risk is the risk that the value of the fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund. For example, if a bond has a duration of seven years, a 1% increase in interest rates could be expected to result in a 7% decrease in the value of the bond. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Conversely, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund;

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Liquidity risk is the possibility that trading activity in certain securities may, at times, be significantly hampered. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. Market prices for such securities may be volatile;

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Management and strategy risk is the risk that the value of your investment depends on the judgment of the Fund’s sub‑adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s sub‑adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

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Mortgage- and asset-backed security risk arises from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. In a to‑be‑announced (“TBA”) mortgage-backed transaction, the fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the fund;

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New fund risk is the risk that the current performance and expenses of a new fund may not represent how such fund is expected to, or may, perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a new fund. The shareholder fees and annual fund operating expenses of a new fund may also be higher than those of a fund that has fully implemented its investment strategies and attracted sufficient assets to achieve investment and trading efficiencies. New funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and they achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp‑up” period;

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Investing in other investment companies, including ETFs and money market funds, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests. The fund and its shareholders will indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index; and

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Portfolio turnover risk is the risk that performance may be adversely affected by the high rate of portfolio turnover that can be caused by the fund engaging in active and frequent trading , which generally leads to greater transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund is the successor to the Chartwell Short Duration Bond Fund pursuant to a reorganization involving the fund and the Predecessor Fund anticipated to occur on or about July 1, 2022. The Class Chartwell shares of the Fund have adopted the performance history and financial statements of the Predecessor Fund. Prior to the date of the reorganization, the fund had no investment operations. Accordingly, the information, including information on fees and expenses and financial information provided in this prospectus for periods prior to the reorganization (the Fund’s commencement of operations) is historical information for the Predecessor Fund. Given the above, unless specifically stated otherwise, subsequent references in this section to the Fund should be read to include the Predecessor Fund.
As the Predecessor Fund commenced operations on September 22, 2021 and has not been in operation for a full calendar year, there is no performance history to report. Updated performance information will be available on the fund’s website at carillontower.com or by calling the fund at 1‑888‑995‑5505.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As the Predecessor Fund commenced operations on September 22, 2021 and has not been in operation for a full calendar year, there is no performance history to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑888‑995‑5505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	carillontower.com
Carillon Chartwell Short Duration Bond Fund | Class Chartwell
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Wire Fee	cst_WireFee	$ 20
Overnight Check Delivery Fee	rr_ExchangeFee	25
Retirement Account Fees (annual maintenance fee)	rr_MaximumAccountFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Carillon Tower Administration Fee	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	3.21%	[1]
Other Expenses	rr_OtherExpensesOverAssets	3.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.52%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%	[2]
Year 1	rr_ExpenseExampleYear01	$ 40
Year 3	rr_ExpenseExampleYear03	$ 536

[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. Other Expenses also include the fees paid to Ultimus Fund Solutions, LLC (“Ultimus”) of administrative services and fund accounting services at the rate of $36,000 for the fund, plus 0.04% of the first $1.5 billion in average daily net assets, 0.03% of the next $1.5 billion in average daily net assets, and 0.02% of the average daily net assets above $3 billion for all Carillon Mutual Funds for which Ultimus provides services. Additional fees may be incurred if Ultimus performs certain other services for the Fund.
[2]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of Class Chartwell exceed 0.39% of that class’ average daily net assets through July 1, 2024. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividend and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then-current expense cap or the expense cap in effect at the time of the fee reimbursement.